Goodwill and Other Intangible Assets - Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015
Goodwill [Roll Forward]
Beginning balance	$ 235,041	$ 238,921
Additions	0	561
Foreign currency fluctuation	(761)	(4,441)
Ending balance	234,280	235,041
Americas [Member]
Goodwill [Roll Forward]
Beginning balance	207,816	207,419
Additions	0	424
Foreign currency fluctuation	(93)	(27)
Ending balance	207,723	207,816
Europe [Member]
Goodwill [Roll Forward]
Beginning balance	26,024	29,937
Additions	0	137
Foreign currency fluctuation	(683)	(4,050)
Ending balance	25,341	26,024
Asia [Member]
Goodwill [Roll Forward]
Beginning balance	1,201	1,565
Additions	0	0
Foreign currency fluctuation	15	(364)
Ending balance	$ 1,216	$ 1,201